Equity Incentive Plans and Share-Based Payments (Details Narrative) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 12, 2022	Dec. 11, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value							$ 29.28	$ 49.55
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount			$ 1.4		$ 1.4		$ 2.2
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition					2 years 1 month 6 days		2 years 3 months 18 days
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount			0.2		$ 0.2		$ 0.6
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition					10 months 24 days		1 year 4 months 24 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value							$ 0.8	$ 0.0
Selling, General and Administrative Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Expense			0.2	$ 0.2	$ 0.4	$ 0.3		0.8
Selling, General and Administrative Expenses [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Expense			$ 0.1	$ 0.4	$ 0.2	$ 0.8	$ 1.0	$ 0.1
2021 Omnibus Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant								137,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award								10 years for stock options issued under the 2021 Plan
Common Stock, Capital Shares Reserved for Future Issuance							154,359
2021 Omnibus Incentive Plan [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Period Increase (Decrease)	129,490
2021 Omnibus Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Period Increase (Decrease)	266,990
Omnibus Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant			152,301		152,301			137,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award								10 years for stock options issued under the 2021 Plan.
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Period Increase (Decrease)	266,990	129,490